U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.    Name and address of issuer:

            Founders Funds, Inc.
            2930 E. Third Ave.
            Denver, CO  80206

2. Name of each series or class of funds for which this notice is filed:

            Founders Discovery Fund
            Founders Frontier Fund
            Founders Passport Fund
            Founders Special Fund
            Founders International Equity Fund
            Founders Worldwide Growth Fund
            Founders Growth Fund
            Founders Blue Chip Fund
            Founders Balanced Fund
            Founders Government Securities Fund
            Founders Money Market Fund

3.    Investment Company Act File Number:  811-1018

      Securities Act File Number:  2-17531

4.    Last day of fiscal year for which this notice is filed:

            December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

            [ ]

6.    Date of termination of issuer's declaration under rule
      24f-2(a)(1), if applicable (see Instruction A.6):

            Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

            -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

            -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

            Shares = 638,049,143          $3,035,488,121

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

            Shares = 638,049,143          $3,035,488,121

11. Number and aggregate sales price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

            -0-

12.   Calculation of registration fee:

      (i)      Aggregate sale price of securities
               sold during the fiscal year in
               reliance on Rule 24f-2
               (from Item 10):                                  $ 3,035,488,121

      (ii)     Aggregate price of shares issued
               in connection with dividend
               reinvestment plans (from Item 11,
               if applicable):                                  +       -0-

      (iii)    Aggregate price of shares redeemed
               or repurchased during the fiscal
               year (if applicable):                            - 2,073,649,597

      (iv)     Aggregate  price of shares redeemed
               or repurchased and previously
               applied as a reduction to filing fees
               pursuant to Rule 24e-2
               (if applicable):                                 +       -0-

      (v)      Net  aggregate  price of  securities
               sold and issued  during the fiscal
               year in reliance on Rule 24f-2
               [line (i),  plus line (ii),
               less line (iii), plus line (iv)]
               if applicable:                                   $   961,838,524

      (vi)     Multiplier prescribed by Section
               6(b) of the Securities Act of 1933
               or other applicable law or regula-
               tion (see Instruction C.6):                      x      1/3300

      (vii)    Fee due [line (i) or line(v)
               multiplied by line (vi)]:                        $    291,466.22
                                                                ===============

Instruction:  Issuers should  complete  lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
              See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Information and Other Procedures
      (17 CFR 202.3a).

            [X]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

            February 20, 1997



                            SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

                       Founders Funds, Inc.

                       By: /s/ David L. Ray
                       ------------------------------------------
                       David L. Ray, Vice President and Treasurer


Date:  February 21, 1997